Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Provisions Abstract
Schedule of lawsuits and proceedings that resulted in provisions

	December 31, 2024			December 31, 2023
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	149,803	(11,341)	138,462	175,255	(6,060)	169,195
Supplier claims (ii)	235,683	(58)	235,625	334,273	(90,973)	243,300
Other civil claims (iii)	174,151	(1,431)	172,720	128,036	(1,229)	126,807
Tax claims (iv)	176,426	(2,417)	174,009	101,770	(18,223)	83,547
Labor claims (v)	1,077,083	(13,210)	1,063,873	727,133	(16,235)	710,898
Environmental claims (vi)	657,041	(51)	656,990	492,740	(55)	492,685
Total	2,470,187	(28,508)	2,441,679	1,959,207	(132,775)	1,826,432

Current	1,546,184	-	1,546,184	1,064,367	-	1,064,367
Noncurrent	924,003	(28,508)	895,495	894,840	(132,775)	762,065

Schedule of changes in provisions

	December 31, 2023	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2024
Customer claims (i)	175,255	5,778	17,723	(24,090)	(24,863)	149,803
Supplier claims (ii)	334,273	65,615	102,116	(138,073)	(128,248)	235,683
Other civil claims (iii)	128,036	96,311	24,785	(53,491)	(21,490)	174,151
Tax claims (iv)	101,770	36,052	63,534	(16,969)	(7,961)	176,426
Labor claims (v)	727,133	304,292	177,224	(58,386)	(73,180)	1,077,083
Environmental claims (vi)	492,740	217,984	188,518	(3,630)	(238,571)	657,041
Subtotal	1,959,207	726,032	573,900	(294,639)	(494,313)	2,470,187
Escrow deposits	(132,775)	(14,342)	(9,709)	123,049	5,269	(28,508)
Total	1,826,432	711,690	564,191	(171,590)	(489,044)	2,441,679

	December 31, 2022	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2023
Customer claims (i)	151,023	39,272	32,299	(34,437)	(12,902)	175,255
Supplier claims (ii)	257,080	114,084	18,380	(54,905)	(366)	334,273
Other civil claims (iii)	99,462	77,082	32,483	(16,810)	(64,181)	128,036
Tax claims (iv)	79,532	19,807	6,082	(721)	(2,930)	101,770
Labor claims (v)	654,277	99,926	70,927	(42,214)	(55,783)	727,133
Environmental claims (vi)	406,872	50,950	49,173	-	(14,255)	492,740
Subtotal	1,648,246	401,121	209,344	(149,087)	(150,417)	1,959,207
Escrow deposits	(37,462)	(151,898)	(4,124)	57,744	2,965	(132,775)
Total	1,610,784	249,223	205,220	(91,343)	(147,452)	1,826,432

	December 31, 2021	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2022
Customer claims (i)	168,258	12,258	21,316	(29,363)	(21,446)	151,023
Supplier claims (ii)	477,854	78,481	56,934	(309,321)	(46,868)	257,080
Other civil claims (iii)	95,601	22,485	13,708	(9,248)	(23,084)	99,462
Tax claims (iv)	57,509	18,216	7,837	(1,568)	(2,462)	79,532
Labor claims (v)	349,962	307,352	131,139	(76,884)	(57,292)	654,277
Environmental claims (vi)	331,326	38,632	48,511	(300)	(11,297)	406,872
Subtotal	1,480,510	477,424	279,445	(426,684)	(162,449)	1,648,246
Escrow deposits	(32,017)	(55,546)	(4,779)	13,832	41,048	(37,462)
Total	1,448,493	421,878	274,666	(412,852)	(121,401)	1,610,784

Schedule of lawsuits deemed as contingent liabilities

	December 31, 2024	December 31, 2023
Customer claims (i)	171,831	158,584
Supplier claims (ii)	807,950	968,752
Other civil claims (iii)	669,108	695,097
Tax claims (iv)	1,362,849	1,067,350
Labor claims (v)	1,321,935	3,093,735
Environmental claims (vi)	5,294,595	4,158,504
Total	9,628,268	10,142,022